SHORT-TERM BORROWINGS (Details Textual)	6 Months Ended				1 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 CNY	Dec. 31, 2013 USD ($)	Jan. 20, 2014 Industrial And Commercial Bank Of China Limited [Member] USD ($)	Jan. 20, 2014 Industrial And Commercial Bank Of China Limited [Member] CNY	Mar. 07, 2014 Nanjing Bank Company Limited [Member] USD ($)	Mar. 07, 2014 Nanjing Bank Company Limited [Member] CNY	Jan. 20, 2014 Nanjing Bank Company Limited [Member] USD ($)	Jan. 20, 2014 Nanjing Bank Company Limited [Member] CNY	Jan. 28, 2014 Nanjing Bank Company Limited [Member] USD ($)	Jan. 28, 2014 Nanjing Bank Company Limited [Member] CNY
Line of Credit Facility [Line Items]
Long-term Line of Credit	$ 2,436,000		15,000,000
Line of Credit Facility, Interest Rate During Period	7.50%	6.30%					7.50%	7.50%			7.50%	7.50%
Line Of Credit, Current	2,436,000			2,477,715			812,000	5,000,000			1,624,000	10,000,000
Line of Credit Facility, Expiration Date							Mar. 07, 2014	Mar. 07, 2014			Jan. 28, 2015	Jan. 28, 2015
Interest Expense, Short-term Borrowings	83,177	76,187
Repayments of Short-term Debt					$ 1,651,970	10,000,000			$ 825,905	5,000,000